UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	September 30, 2008
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	 42
Form 13F Information Table Value Total:   	$ 27,621

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell


Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          10/29/2008
MANAGER John M. Cornish                                           AS OF 9/30/2008
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
AT&T Inc                            Common Stock    00206R102      418    14980 SH OTHER                       14980
Abbott Labs                         Common Stock    002824100      564     9800 SH OTHER                        9800
American Express Co                 Common Stock    025816109      341     9625 SH OTHER                        9625
Automatic Data Processing           Common Stock    053015103      556    13000 SH OTHER                       13000
BB&T Corp                           Common Stock    054937107      265     7000 SH OTHER                        7000
B P PLC Sponsored ADR               Common Stock    055622104      389     7756 SH OTHER                        7756
Berkshire Hathaway Inc Del Cl B     Common Stock    084670207     1376      313 SH OTHER                         313
Chevron Corporation                 Common Stock    166764100     1095    13280 SH OTHER                       13280
Cisco Sys Inc                       Common Stock    17275R102      335    14865 SH OTHER                       14865
CitiGroup Inc                       Common Stock    172967101      378    18451 SH OTHER                       18451
Coca Cola Co                        Common Stock    191216100      890    16825 SH OTHER                       16825
Comcast Corp New                    Common Stock    20030N101      446    22725 SH OTHER                       22725
ConocoPhillips                      Common Stock    20825C104      239     3260 SH OTHER                        3260
Dell Inc                            Common Stock    24702R101      216    13135 SH OTHER                       13135
Emerson Elec Co                     Common Stock    291011104      471    11550 SH OTHER                       11550
Exxon Mobil Corp                    Common Stock    30231G102     2457    31635 SH OTHER                       31635
General Elec Co                     Common Stock    369604103     2041    80038 SH OTHER                       80038
Honeywell Intl Inc                  Common Stock    438516106      728    17525 SH OTHER                       17525
International Business Machs        Common Stock    459200101      772     6599 SH OTHER                        6599
J P Morgan Chase & Co               Common Stock    46625H100      237     5075 SH OTHER                        5075
Johnson & Johnson                   Common Stock    478160104     2158    31152 SH OTHER                       31152
Lilly Eli & Co                      Common Stock    532457108      238     5400 SH OTHER                        5400
Merck & Co Inc                      Common Stock    589331107      967    30650 SH OTHER                       30650
Microsoft Corp                      Common Stock    594918104      729    27330 SH OTHER                       27330
Moodys Corp                         Common Stock    615369105      247     7250 SH OTHER                        7250
National City Corp                  Common Stock    635405103       19    10800 SH OTHER                       10800
Nokia Corp Sponsored ADR            Common Stock    654902204      309    16595 SH OTHER                       16595
Novartis A G                        Common Stock    66987V109      234     4430 SH OTHER                        4430
Omnicom Group                       Common Stock    681919106      550    14270 SH OTHER                       14270
Pepsico Inc                         Common Stock    713448108      579     8130 SH OTHER                        8130
Procter & Gamble Co                 Common Stock    742718109     2515    36090 SH OTHER                       36090
State Str Corp                      Common Stock    857477103      228     4000 SH OTHER                        4000
Stryker Corp                        Common Stock    863667101      547     8775 SH OTHER                        8775
Sysco Corp                          Common Stock    871829107      240     7800 SH OTHER                        7800
TJX Cos Inc New                     Common Stock    872540109      467    15310 SH OTHER                       15310
3 M Co                              Common Stock    88579Y101      261     3824 SH OTHER                        3824
United Technologies Corp            Common Stock    913017109      640    10650 SH OTHER                       10650
V F Corp                            Common Stock    918204108      448     5800 SH OTHER                        5800
Wal Mart Stores Inc                 Common Stock    931142103      569     9500 SH OTHER                        9500
Walgreen Co                         Common Stock    931422109      870    28086 SH OTHER                       28086
Wells Fargo & Co New                Common Stock    949746101      354     9420 SH OTHER                        9420
Wyeth                               Common Stock    983024100      238     6452 SH OTHER                        6452

FINAL TOTALS FOR 42 RECORDS                                       27621